LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
The Company primarily leases office space used in connection with its operations under various operating leases, the majority of which contain escalation clauses.
ROU assets represent the Company’s right to use the underlying assets for the lease term and lease liabilities represent the present value of the Company’s obligation to make payments arising from these leases. ROU assets and related lease liabilities are based on the present value of fixed lease payments over the lease term using the Company’s and certain of its subsidiaries’ respective incremental borrowing rates on the lease commencement date, the date of acquisition for any leases acquired in connection with a business combination or January 1, 2019, the date ASC Topic 842, Leases (“ASC 842”) was adopted, for leases that commenced prior to that date. The Company combines the lease and non-lease components of lease payments in determining ROU assets and related lease liabilities. If the lease includes one or more options to extend the term of the lease, the renewal option is considered in the lease term if it is reasonably certain the Company will exercise the option(s). Lease expense is recognized on a straight-line basis over the term of the lease. As permitted by ASC 842, leases with an initial term of twelve months or less (“short-term leases”) are not recorded on the balance sheet.
Variable lease payments consist primarily of common area maintenance, utilities and taxes, which are not included in the recognition of ROU assets and related lease liabilities. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.
The following table presents the balances of ROU assets and lease liabilities within the balance sheet:

		December 31,
Leases	Balance Sheet Classification	2024	2023
		(In thousands)
Assets:
ROU assets	Other non-current assets	$224,759	$254,250

Liabilities:
Current lease liabilities	Accrued expenses and other current liabilities	$49,231	$50,953
Long-term lease liabilities	Other long-term liabilities	309,160	349,568
Total lease liabilities		$358,391	$400,521
The following table presents the net lease expense within the statement of operations:

		Year Ended December 31,
Lease Expense	Statement of Operations Classification	2024	2023	2022
		(In thousands)
Fixed lease expense	Cost of revenue	$739	$316	$846
Fixed lease expense	Selling and marketing expense	470	2,246	2,769
Fixed lease expense	General and administrative expense	44,461	98,698	49,218
Fixed lease expense	Product development expense	400	259	507
Total fixed lease expense(a)		46,070	101,519	53,340
Variable lease expense	Selling and marketing expense	—	43	—
Variable lease expense	General and administrative expense	15,118	14,514	11,942
Variable lease expense	Product development expense	—	—	66
Total variable lease expense		15,118	14,557	12,008
Net lease expense		$61,188	$116,076	$65,348
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(a) Includes lease impairment charges of $0.1 million and $48.2 million for the years ended December 31, 2024 and 2023, respectively, and (i) short-term lease expense of $0.9 million, $1.3 million and $3.6 million, (ii) sublease income of $11.8 million, $11.4 million and $14.0 million and (iii) gains (losses) on termination of leases of $0.2 million, $(0.4) million and $3.2 million for the years ended December 31, 2024, 2023 and 2022, respectively. Impairment charges related to ROU assets are included in “General and administrative expense” in the statement of operations. Impairment charges during the year ended December 31, 2023 include $44.7 million related to certain unoccupied leased office space at Dotdash Meredith due to the continued decline in the commercial real estate market. During the year ended December 31, 2022, the Company also recorded $14.3 million of impairment charges related to the consolidation of certain leased spaces following the Meredith acquisition, which is included in “General and administration expense” in the statement of operations as a restructuring charge. See “Note 2—Summary of Significant Accounting Policies” and “Note 17—Dotdash Meredith Restructuring Charges, Transaction-Related Expenses and Change-in-Control Payments” for additional information on impairment and restructuring charges, respectively.
Maturities of lease liabilities at December 31, 2024(b) are summarized below:

Year Ending December 31,	(In thousands)
2025	$65,566
2026	61,410
2027	52,522
2028	54,709
2029	53,250
Thereafter	140,206
Total	427,663
Less: Interest	69,272
Present value of lease liabilities	$358,391
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(b) Lease payments exclude $6.4 million of legally binding minimum lease payments for leases signed but not yet commenced.
The following are the weighted average assumptions used for lease term and discount rate:

	December 31,
	2024	2023
Remaining lease term	7.2 years	8.0 years
Discount rate	4.97%	4.82%
The following is the supplemental cash flow information:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
ROU assets obtained in exchange for lease liabilities	$9,339	$2,152	$6,044
Derecognition of ROU assets due to termination or modification	$(47)	$(28,747)	$(4,038)
Cash paid for amounts included in the measurement of lease liabilities	$69,684	$74,898	$71,982

In addition, purchase accounting adjustments related to the 2021 acquisition of Meredith were completed during the year ended December 31, 2022 and ROU assets were adjusted downward by $4.3 million and lease liabilities were adjusted upward by $7.1 million.